CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Cash flows from operating activities
Net loss	$ (202,806)	$ (16,598)	$ (14,906)
Adjustments to reconcile net loss to net cash used in operating activities
Depreciation of property and equipment	842	648	381
Amortization of intangible assets	2,990	3,238	4,189
Amortization of right-of-use assets	2,650	2,785	1,930
Losses/(gains) on disposals of property and equipment	(40)	(16)	3
Allowance for credit losses on accounts receivable	18,542	12,424	6,587
Accounts receivable written off	(1,978)	(1,669)	(2,621)
Allowance for credit losses on loans and interest receivable	3,661	289
Other receivable written off	7,566
Share-based compensation expenses in relation to the to ordinary shares upon subscription from Baozun Inc.		1,530
Other share-based compensation expenses	3,794	11,969	6,249
Fair value losses on derivative liabilities			11,466
Fair value losses on convertible notes			4,433
Fair value (gains)/losses on short-term investments	2,368	316	(1,404)
Impairment of goodwill	80,137
Impairment of intangible assets	49,778
Impairment of long-term investments	10,805	4,038	0
Impairment of property and equipment	1,206
Impairment of right-of-use assets	2,365
Fair value changes on contingent consideration payables	8,396	(418)
Deferred tax	(11,557)	(905)	(1,151)
Share of losses from an equity investee	75	107	111
Changes in operating assets and liabilities, net
Accounts receivable	104,006	(58,615)	1,996
Prepayments and other assets	912	3,333	(1,426)
Rebates receivables	2,642	5,626	(4,987)
Prepaid media costs	17,515	(1,463)	(8,383)
Accounts payable	(24,859)	23,447	(23,345)
Accrued liabilities and other current liabilities	3,999	(1,504)	3,392
Deferred revenue	(6,935)	(5,323)	265
Income tax payable	(1,839)	(80)	(121)
Income tax recoverable	(319)	7	(55)
Lease liabilities	(2,776)	(2,781)	(2,173)
Amount due from an equity investee	(36)	(58)	(63)
Net cash (used in)/provided by operating activities	71,104	(19,673)	(19,633)
Cash flows from investing activities
Purchase of property and equipment	(506)	(1,386)	(556)
Purchase of intangible assets		(203)	(575)
(Purchase)/redemption of short-term investments	(99)	15,633	(22,267)
Investment in an equity investee			(412)
Purchase of other long-term investments	(6,500)	(4,108)	(7,129)
Prepayment for long-term investment costs		(394)	(1,901)
Redemption/(purchase) of time deposits	11,118	(11,039)	321
Disposal/(acquisition) of businesses, net of cash received	(7,742)	(10,007)	6,226
Purchase of interest in a subsidiary from non-controlling interests	(722)
Loan to third parties		(17,303)	(1,400)
Repayment of loan from third parties	434	6,400
Proceeds from disposals of property and equipment	40	17
Net cash (used in)/provided by investing activities	(3,977)	(22,390)	(27,693)
Cash flows from financing activities
Proceeds from exercise of share options	68	661	1,305
Proceeds from bank borrowings	180,006	248,784	180,511
Repayments of bank borrowings	(209,789)	(231,025)	(165,131)
Proceeds from issuance of convertible notes, net of transaction expenses			19,184
Redemption of convertible notes			(15,196)
Contribution from non-controlling interests			73
Repurchase of ordinary shares	(7,574)	(10,687)	(5,677)
Net proceeds from issuance of ordinary shares upon share offerings			71,917
Net proceeds from issuance of ordinary shares upon subscription from Baozun Inc.		17,010
Purchase of interests in subsidiaries from non-controlling interests			(7,003)
Net cash provided by/(used in) financing activities	(37,289)	24,743	79,983
Net increase/(decrease) in cash and cash equivalents and restricted cash	29,838	(17,320)	32,657
Cash and cash equivalents and restricted cash at the beginning of year	77,589	94,377	60,706
Effect on exchange rate changes on cash and cash equivalents and restricted cash	(2,130)	532	1,014
Cash and cash equivalents and restricted cash at the end of year	105,297	77,589	94,377
Reconciliation of cash and cash equivalents and restricted cash within the consolidated balance sheets to the amounts shown in the consolidated statements of cash flows above:
Cash and cash equivalents	82,754	41,443	52,232
Restricted cash, current	22,543	36,146	42,145
Cash and cash equivalents and restricted cash	105,297	77,589	94,377
Supplemental disclosure of cash flow information:
Interests paid	(2,114)	(3,922)	(2,545)
Cash paid for income taxes	(1,949)	(3,677)	(2,960)
Supplemental schedule of non-cash investing and financing activities:
Fair value losses on convertible notes			4,433
Fair value losses on derivative liabilities			11,466
Issuance of ordinary shares upon conversion of convertible notes			68,895
Issuance of ordinary shares upon acquisition of subsidiaries			42,377
Issuance of convertible notes upon exercise of call option			$ 11,466
Issuance of ordinary shares upon acquisition of interest in a subsidiary from non-controlling interests	$ 1,577
Issuance of ordinary shares upon settlement for contingent consideration payable		2,060
Transfer of prepayments for long-term investments to other long-term investments		$ 7,023